UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       5/6/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $       77,748
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
BERKSHIRE HATHAWAY - B   COM            084670702    5,612   67,100          SOLE                 65,875      0  1,225
BROWN & BROWN, INC.      COM            115236101   23,277  902,225          SOLE                887,250      0 14,975
EMMIS COMM.CL A          COM            291525103      206  203,758          SOLE                203,758      0      0
GANNETT CO INC           COM            364730101    7,943  521,505          SOLE                510,500      0 11,005
GARMIN LTD.              COM            H2906T109    2,851   84,191          SOLE                 80,801      0  3,390
LOWE'S COS, INC.         COM            548661107   10,302  389,775          SOLE                383,295      0  6,480
PROGRESSIVE CORP.        COM            743315103    4,247  200,975          SOLE                197,430      0  3,545
STRYKER CORPORATION      COM            863667101    9,080  149,349          SOLE                146,759      0  2,590
WALGREEN CO.             COM            931422109    8,802  219,293          SOLE                214,963      0  4,330
WASHINGTON POST (CL B)   COM            939640108    5,429   12,408          SOLE                 12,189      0    219